14. INCOME TAX	12 Months Ended
Dec. 31, 2020
Notes
14. INCOME TAX

14. INCOME TAX

A reconciliation of income taxes at statutory rates is as follows:

	2020	2019	2018

Net loss	$ (138,911)	$ (2,097,599)	$ (1,885,332)

Expected income tax recovery	$ (37,000)	$ (566,352)	$ (509,040)
Effect of foreign tax rate	(16,000)	46,724	145,825
Non-deductible items	1,000	112,279	38,513
Deductible items	(6,000)	(15,196)	(15,911)
Unrecognized benefit of non-capital losses	58,000	422,545	340,613
	$ -	$ -	$ -

The significant components of the Company’s deferred income tax assets are as follows:

	2020	2019

Deferred income tax assets
Non-capital loss carryforwards	$ 1,945,000	$ 1,854,696
Allowable capital losses	9,000	-
Share issue costs	23,000	31,166
	1,977,000	1,885,862
Valuation allowance	(1,977,000)	(1,885,862)
Net deferred income tax assets	$ -	$ -

The Company has available for deduction against future taxable income non-capital losses of approximately $7,201,500 in Canada (2019 - $6,868,500). These losses, if not utilized, will expire through to 2040.  Tax benefits which may arise as a result of these non-capital losses have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.  The following table shows the non-capital losses in Canada:

Year of Origin	Year of Expiry	Non-capital losses/(Income)

2008	2028	$ 10,500
2009	2029	45,000
2010	2030	38,500
2010	2030	325,000
2011	2031	51,500
2012	2032	798,000
2013	2033	606,000
2014	2034	921,000
2015	2035	837,000
2016	2036	1,007,000
2017	2037	854,000
2018	2038	657,000
2019	2039	575,000
2020	2040	476,000
		$ 7,201,500